Commitments and Contingencies - Additional Information (Detail) $ in Millions	Oct. 03, 2020 USD ($)
Commitments and Contingencies Disclosure [Line Items]
Commitments	$ 58,768
Guarantee Obligations
Commitments and Contingencies Disclosure [Line Items]
Guaranteed obligations	232
Broadcast programming
Commitments and Contingencies Disclosure [Line Items]
Commitments	46,378
Available Programming
Commitments and Contingencies Disclosure [Line Items]
Commitments	3,100
Sports Programming
Commitments and Contingencies Disclosure [Line Items]
Commitments	$ 40,600